UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital Holdings LLC
           Blue Ridge Capital Offshore Holdings LLC
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-6968

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
           Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ John Griffin              New York, NY              02/10/2006
     ----------------              ------------              ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        49
                                               -------------

Form 13F Information Table Value Total:        $2,263,247
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number             Name


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                                                 Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ACCO BRANDS CORP                  COM            00081T108   61,877 2,525,600 SH        SOLE             2,525,600    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ADAMS RESPIRATORY THERAPEUTI      COM            00635P107    3,659    90,000 SH        SOLE                90,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ADVANCED MEDICAL OPTICS INC       COM            00763M108  125,400 3,000,000 SH        SOLE             3,000,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AMAZON COM INC                    COM            023135106   13,721   291,000 SH        SOLE               291,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AMERICA MOVIL S A DE C V          SPON ADR L SHS 02364W105  120,051 4,102,900 SH        SOLE             4,102,900    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
BLOCKBUSTER INC                   CL A           093679108    5,850 1,560,000 SH        SOLE             1,560,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
CBS CORP NEW                      CL B           124857202    9,440   392,500 SH        SOLE               392,500    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
CF INDS HLDGS INC                 COM            125269100   17,004 1,115,000 SH        SOLE             1,115,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
CNET NETWORKS INC                 COM            12613R104   68,232 4,644,782 SH        SOLE             4,644,782    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
COACH INC                         COM            189754104   79,050 2,371,034 SH        SOLE             2,371,034    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
COMPTON PETE CORP                 COM            204940100   14,053   960,000 SH        SOLE               960,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
COVANTA HLDG CORP                 COM            22282E102   51,805 3,439,900 SH        SOLE             3,439,900    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DADE BEHRING HLDGS INC            COM            23342J206  119,549 2,923,668 SH        SOLE             2,923,668    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DAVITA INC                        COM            23918K108  103,503 2,043,900 SH        SOLE             2,043,900    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DESARROLLADORA HOMEX S A DE       SPONSORED ADR  25030W100   30,741 1,002,000 SH        SOLE             1,002,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DISCOVERY HOLDING CO              CL A COM       25468Y107  103,778 6,850,000 SH        SOLE             6,850,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ELONG INC                         SPONSORED ADR  290138205    5,530   547,553 SH        SOLE               547,553    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
FIRST MARBLEHEAD CORP             COM            320771108    8,379   255,000 SH        SOLE               255,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
FREESCALE SEMICONDUCTOR INC       COM CL A       35687M107   27,079 1,075,000 SH        SOLE             1,075,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
FRONTLINE LTD                     SHS            G3682E127   15,547   410,000 SH        SOLE               410,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
INTERNATIONAL GAME TECHNOLOG      COM            459902102   66,485 2,160,000 SH        SOLE             2,160,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
KFX INC                           COM            48245L107    8,570   500,000 SH        SOLE               500,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
LAS VEGAS SANDS CORP              COM            517834107    3,012    76,300 SH        SOLE                76,300    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
LEAR CORP                         COM            521865105   10,132   356,000 SH        SOLE               356,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
LEGG MASON INC                    COM            524901105   67,026   560,000 SH        SOLE               560,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MICROSOFT CORP                    CALL           594918904  101,462 3,880,000 SH        SOLE             3,880,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MONSANTO CO NEW                   COM            61166W101   94,587 1,220,000 SH        SOLE             1,220,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
NEOWARE SYS INC                   COM            64065P102    5,825   250,000 SH        SOLE               250,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
NEWS CORP                         CL A           65248E104   11,551   742,800 SH        SOLE               742,800    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
NIKE INC                          CL B           654106103   86,790 1,000,000 SH        SOLE             1,000,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
NUVELO INC                        COM NEW        67072M301      786    96,937 SH        SOLE                96,937    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ORACLE CORP                       COM            68389X105   52,534 4,302,500 SH        SOLE             4,302,500    0         0
--------------------------------- -------------- --------- ----------------- --- ------------------------ -------- ----------------
PETROLEUM GEO SVCS ASA NEW        SPONSORED ADR  716599105   70,399 2,271,679 SH        SOLE             2,271,679    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PIER 1 IMPORTS INC                COM            720279108   17,460 2,000,000 SH        SOLE             2,000,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
POLYMEDICA CORP                   COM            731738100   14,727   440,000 SH        SOLE               440,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PROCTER & GAMBLE CO               COM            742718109  140,648 2,430,000 SH        SOLE             2,430,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
RESEARCH IN MOTION LTD            PUT            760975952   13,202   200,000 SH        SOLE               200,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
RESMED INC                        COM            761152107   16,550   432,000 SH        SOLE               432,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SARA LEE CORP                     COM            803111103   84,105 4,450,000 SH        SOLE             4,450,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SERVICES ACQUISITION CORP IN      UNIT99/99/9999 817628209   11,771 1,490,000 SH        SOLE             1,490,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SMURFIT-STONE CONTAINER CORP      COM            832727101   43,927 3,100,000 SH        SOLE             3,100,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
TAKE-TWO INTERACTIVE SOFTWAR      COM            874054109   31,156 1,760,250 SH        SOLE             1,760,250    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
TELE NORTE LESTE PART S A         SPON ADR PFD   879246106   53,581 2,990,000 SH        SOLE             2,990,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
TRANSOCEAN INC                    ORD            G90078109   69,732 1,000,600 SH        SOLE             1,000,600    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
UNDER ARMOUR INC                  CL A           904311107      958    25,000 SH        SOLE                25,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
VERITAS DGC INC                   COM            92343P107   59,946 1,689,100 SH        SOLE             1,689,100    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
VIACOM INC NEW                    CL B           92553P201   16,151   392,500 SH        SOLE               392,500    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
WENDYS INTL INC                   COM            950590109  111,625 2,020,000 SH        SOLE             2,020,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
YAHOO INC                         COM            984332106   14,301   365,000 SH        SOLE               365,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------

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